UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2024

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

(a)  A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

MESIROW ENHANCED CORE PLUS FUND

MESIROW HIGH YIELD FUND

MESIROW SMALL COMPANY FUND

Semi-Annual Report

MARCH 31, 2024

Investment Adviser:

Mesirow Financial Investment Management, Inc.

Mesirow Institutional Investment Management, Inc.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2024 (Unaudited)

The Funds file their complete schedules of investments with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 833-MESIROW (833-637-4769); and (ii) on the SEC’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2024 (Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 63.9%

	Face Amount	Value
Communication Services — 3.9%
AT&T
Callable 03/15/2053 @ $100 3.500%, 09/15/2053	$55,000	$38,804
Comcast
Callable 02/15/2033 @ $100 4.800%, 05/15/2033	45,000	44,395
Directv Financing
Callable 05/06/2024 @ $104 5.875%, 08/15/2027(A)	170,000	160,826
Fox
Callable 07/13/2033 @ $100 6.500%, 10/13/2033	100,000	105,918
Meta Platforms
Callable 11/15/2052 @ $100 5.600%, 05/15/2053	70,000	73,986
Callable 02/15/2033 @ $100 4.950%, 05/15/2033	100,000	101,219
Callable 03/15/2030 @ $100 4.800%, 05/15/2030	105,000	105,575
Verizon Communications
Callable 12/15/2031 @ $100 2.355%, 03/15/2032	85,000	69,853

		700,576

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Consumer Discretionary — 6.4%
Allied Universal Holdco
Callable 06/01/2024 @ $102 4.625%, 06/01/2028(A)	$150,000	$136,976
Carriage Services
Callable 05/15/2024 @ $102 4.250%, 05/15/2029(A)	150,000	133,005
Garda World Security
Callable 05/06/2024 @ $101 4.625%, 02/15/2027(A)	150,000	143,729
General Motors Financial 5.400%, 04/06/2026	15,000	15,005
Grupo Bimbo
Callable 05/10/2047 @ $100 4.700%, 11/10/2047(A)	200,000	173,768
Howard University
Callable 10/01/2032 @ $100 5.209%, 10/01/2052	15,000	14,357
IHO Verwaltungs GmbH
Callable 04/15/2024 @ $101 4.750%cash/0% PIK, 09/15/2026(A)	149,000	145,075
Mattel
Callable 05/01/2041 @ $100 5.450%, 11/01/2041	145,000	134,324
McDonald’s MTN
Callable 10/30/2025 @ $100 3.700%, 01/30/2026	35,000	34,246
TKC Holdings
Callable 05/15/2024 @ $103 6.875%, 05/15/2028(A)	145,000	137,630
Toyota Motor Credit MTN 4.400%, 09/20/2024	75,000	74,632

		1,142,747

Consumer Staples — 4.0%
BAT Capital
Callable 05/02/2033 @ $100 6.421%, 08/02/2033	50,000	52,304
Callable 12/20/2030 @ $100 5.834%, 02/20/2031	30,000	30,257
Campbell Soup
Callable 12/21/2033 @ $100 5.400%, 03/21/2034	40,000	40,300

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Church & Dwight
Callable 08/15/2032 @ $ 100
5.600%, 11/15/2032	$59,000	$61,686
Callable 12/15/2051 @ $ 100
5.000%, 06/15/2052	95,000	89,665
Constellation Brands
Callable 04/15/2024 @ $ 100
5.000%, 02/02/2026	40,000	39,737
Callable 12/15/2028 @ $ 100
4.800%, 01/15/2029	65,000	64,430
General Mills
Callable 04/22/2024 @ $ 100
5.241%, 11/18/2025	120,000	119,623
HLF Financing S.A.R.L.
Callable 06/01/2024 @ $ 102
4.875%, 06/01/2029(A)	60,000	41,700
Keurig Dr Pepper
Callable 01/15/2031 @ $ 100
5.200%, 03/15/2031	30,000	30,071
Kraft Heinz Foods
Callable 12/01/2049 @ $ 100
5.500%, 06/01/2050	25,000	24,703
Mondelez International
Callable 01/20/2029 @ $ 100
4.750%, 02/20/2029	30,000	29,789
Philip Morris International
Callable 12/13/2030 @ $ 100
5.125%, 02/13/2031	55,000	54,639
Unilever Capital
Callable 09/08/2033 @ $ 100
5.000%, 12/08/2033	55,000	55,613

		734,517

Energy — 4.8%
Archrock Partners
Callable 05/06/2024 @ $ 102
6.875%, 04/01/2027(A)	150,000	150,455
Boardwalk Pipelines
Callable 05/01/2034 @ $ 100
5.625%, 08/01/2034	75,000	75,033
Devon Energy
Callable 01/15/2025 @ $ 102
4.500%, 01/15/2030	25,000	24,096

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Energy Transfer
Callable 11/15/2053 @ $100 5.950%, 05/15/2054	$35,000	$34,928
Callable 12/15/2024 @ $100 4.050%, 03/15/2025	100,000	98,522
Kinder Morgan
Callable 03/01/2025 @ $100 4.300%, 06/01/2025	200,000	197,158
Marathon Oil
Callable 01/01/2034 @ $100 5.700%, 04/01/2034	50,000	49,998
MPLX
Callable 12/01/2032 @ $100 5.000%, 03/01/2033	25,000	24,269
Saudi Arabian Oil MTN 2.875%, 04/16/2024(A)	200,000	199,620
Valero Energy
Callable 06/01/2051 @ $100 3.650%, 12/01/2051	25,000	18,093

		872,172

Financials — 8.7%
American Express
Callable 01/13/2026 @ $100 4.900%, 02/13/2026	35,000	34,838
Bank of America
Callable 04/25/2033 @ $100 5.288%, SOFRRATE + 1.910%, 04/25/2034(B)	135,000	134,590
Citigroup
Callable 02/13/2029 @ $100 5.174%, SOFRRATE + 1.364%, 02/13/2030(B)	75,000	74,650
Goldman Sachs Group
Callable 10/24/2033 @ $100 6.561%, SOFRRATE + 1.950%, 10/24/2034(B)	20,000	21,820
Callable 10/24/2028 @ $100 6.484%, SOFRRATE + 1.770%, 10/24/2029(B)	25,000	26,303
Goldman Sachs Group 5.700%, 11/01/2024	55,000	55,021
JPMorgan Chase
Callable 10/23/2028 @ $100 6.087%, SOFRRATE + 1.570%, 10/23/2029(B)	65,000	67,575

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Callable 06/01/2033 @ $100 5.350%, SOFRRATE + 1.845%, 06/01/2034(B)	$60,000	$60,231
Callable 08/01/2024 @ $100 5.000%, TSFR3M + 3.380%(B) (C)	240,000	239,216
Macquarie Airfinance Holdings
Callable 05/01/2025 @ $104 8.375%, 05/01/2028(A)	200,000	211,993
Morgan Stanley
Callable 01/18/2034 @ $100 5.466%, SOFRRATE + 1.730%, 01/18/2035(B)	25,000	25,223
Callable 07/21/2033 @ $100 5.424%, SOFRRATE + 1.880%, 07/21/2034(B)	25,000	25,078
Callable 04/20/2028 @ $100 5.164%, SOFRRATE + 1.590%, 04/20/2029(B)	35,000	34,972
Northern Trust
Callable 10/01/2026 @ $100 4.600%, TSFR3M + 3.464%(B) (C)	185,000	177,555
Royal Bank of Canada MTN 4.950%, 04/25/2025	40,000	39,862
State Street
Callable 01/26/2025 @ $100 4.857%, SOFRRATE + 0.604%, 01/26/2026(B)	50,000	49,704
Toronto-Dominion Bank MTN 4.285%, 09/13/2024	70,000	69,586
US Bancorp
Callable 01/23/2034 @ $100 5.678%, SOFRRATE + 1.860%, 01/23/2035(B)	85,000	85,827
Callable 04/15/2027 @ $100 5.300%, TSFR3M + 3.176%(B) (C)	135,000	129,250

		1,563,294

Health Care — 9.8%
AbbVie
Callable 12/15/2033 @ $100 5.050%, 03/15/2034	45,000	45,558
Callable 12/15/2043 @ $100 4.850%, 06/15/2044	30,000	28,656
Amgen
Callable 04/22/2024 @ $100 3.625%, 05/22/2024	155,000	154,550

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
AMN Healthcare
Callable 05/06/2024 @ $101 4.625%, 10/01/2027(A)	$150,000	$142,468
Bristol-Myers Squibb
Callable 05/15/2053 @ $100 6.250%, 11/15/2053	25,000	28,161
CHRISTUS Health
Callable 04/01/2028 @ $100 4.341%, 07/01/2028	75,000	73,500
CommonSpirit Health
Callable 06/01/2054 @ $100 5.548%, 12/01/2054	40,000	40,474
Callable 06/01/2031 @ $100 5.205%, 12/01/2031	100,000	100,040
Corewell Health Obligated Group
Callable 01/15/2049 @ $100 3.487%, 07/15/2049	70,000	53,826
CVS Health
Callable 01/20/2026 @ $100 5.000%, 02/20/2026	15,000	14,948
Eli Lilly
Callable 08/09/2053 @ $100 5.000%, 02/09/2054	40,000	39,775
Indiana University Health Obligated Group
Callable 05/01/2048 @ $100 3.970%, 11/01/2048	105,000	88,679
McLaren Health Care
Callable 11/15/2047 @ $100 4.386%, 05/15/2048	140,000	121,709
Northwestern Memorial Healthcare Obligated Group
Callable 01/15/2051 @ $100 2.633%, 07/15/2051	110,000	71,696
Organon
Callable 04/30/2026 @ $103 5.125%, 04/30/2031(A)	150,000	133,366
Orlando Health Obligated Group
Callable 04/01/2050 @ $100 3.327%, 10/01/2050	75,000	56,028
Rady Children’s Hospital-San Diego
Callable 08/15/2050 @ $100 3.154%, 08/15/2051	90,000	65,169
Rush Obligated Group
Callable 08/15/2029 @ $100 3.922%, 11/15/2029	70,000	66,514

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Smith & Nephew
Callable 12/20/2033 @ $100 5.400%, 03/20/2034	$70,000	$69,654
Callable 02/20/2027 @ $100 5.150%, 03/20/2027	105,000	104,976
SSM Health Care
Callable 03/01/2027 @ $100 3.823%, 06/01/2027	75,000	72,132
Sutter Health
Callable 02/15/2030 @ $100 2.294%, 08/15/2030	110,000	94,281
UnitedHealth Group
Callable 08/15/2052 @ $100 5.875%, 02/15/2053	45,000	48,686
Willis-Knighton Medical Center
Callable 09/01/2050 @ $100 3.065%, 03/01/2051	25,000	16,567
Zimmer Biomet Holdings
Callable 08/24/2031 @ $100 2.600%, 11/24/2031	40,000	33,662

		1,765,075

Industrials — 9.9%
Arcosa
Callable 05/06/2024 @ $102 4.375%, 04/15/2029(A)	150,000	138,230
BAE Systems
Callable 02/26/2031 @ $100 5.250%, 03/26/2031(A)	200,000	200,888
Burlington Northern Santa Fe
Callable 10/15/2053 @ $100 5.200%, 04/15/2054	70,000	69,386
Callable 03/01/2044 @ $100 4.550%, 09/01/2044	120,000	108,965
Canadian Pacific Railway
Callable 11/15/2042 @ $100 4.300%, 05/15/2043	25,000	21,705
Daimler Truck Finance North America 5.200%, 01/17/2025(A)	150,000	149,465
Fortress Transportation and Infrastructure Investors
Callable 05/06/2024 @ $103 5.500%, 05/01/2028(A)	150,000	145,338
Howmet Aerospace
Callable 11/15/2028 @ $100 3.000%, 01/15/2029	85,000	76,757

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Johnson Controls International
Callable 01/02/2044 @ $100 4.625%, 07/02/2044	$190,000	$167,763
New Enterprise Stone & Lime
Callable 07/15/2024 @ $103 5.250%, 07/15/2028(A)	150,000	143,699
Parker-Hannifin MTN
Callable 05/21/2044 @ $100 4.450%, 11/21/2044	50,000	44,059
President and Fellows of Harvard College
Callable 11/15/2034 @ $100 4.609%, 02/15/2035	15,000	14,956
Republic Services
Callable 09/15/2033 @ $100 5.000%, 12/15/2033	75,000	74,489
RTX
Callable 06/15/2043 @ $100 4.800%, 12/15/2043	4,000	3,645
Callable 06/16/2025 @ $100 3.950%, 08/16/2025	35,000	34,424
Tampa Electric
Callable 12/15/2047 @ $100 4.300%, 06/15/2048	220,000	183,909
Textron
Callable 06/17/2029 @ $100 3.900%, 09/17/2029	20,000	18,760
Veralto
Callable 08/18/2026 @ $100 5.500%, 09/18/2026(A)	45,000	45,176
Callable 06/18/2033 @ $100 5.450%, 09/18/2033(A)	60,000	60,742
Westinghouse Air Brake Technologies
Callable 12/11/2033 @ $100 5.611%, 03/11/2034	105,000	106,358

		1,808,714

Information Technology — 5.3%
Central Parent
Callable 06/15/2025 @ $104 8.000%, 06/15/2029(A)	150,000	155,496
Consensus Cloud Solutions
Callable 05/06/2024 @ $103 6.000%, 10/15/2026(A)	175,000	166,329

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
GoTo Group
Callable 04/15/2024 @ $101 5.500%, 05/01/2028(A)	$25,225	$21,851
Callable 04/15/2024 @ $101 5.500%, 05/01/2028(A)	34,835	23,384
Intuit
Callable 08/15/2026 @ $100 5.250%, 09/15/2026	30,000	30,281
Callable 06/15/2033 @ $100 5.200%, 09/15/2033	30,000	30,554
ION Trading Technologies S.A.R.L.
Callable 05/15/2024 @ $103 5.750%, 05/15/2028(A)	201,000	184,428
KLA
Callable 11/01/2033 @ $100 4.700%, 02/01/2034	60,000	59,072
Kyndryl Holdings
Callable 04/15/2041 @ $100 4.100%, 10/15/2041	50,000	38,341
Micron Technology
Callable 09/01/2029 @ $100 6.750%, 11/01/2029	25,000	26,834
Motorola Solutions
Callable 01/15/2034 @ $100 5.400%, 04/15/2034	75,000	74,852
Callable 03/15/2029 @ $100 5.000%, 04/15/2029	65,000	64,668
Sierra Pacific Power
Callable 02/01/2026 @ $100 2.600%, 05/01/2026	20,000	19,003
Workday
Callable 01/01/2032 @ $100 3.800%, 04/01/2032	70,000	63,740

		958,833

Materials — 3.7%
ATI
Callable 10/01/2026 @ $103 5.125%, 10/01/2031	140,000	129,699
BHP Billiton Finance USA
Callable 06/08/2033 @ $100 5.250%, 09/08/2033	80,000	80,908
Carpenter Technology
Callable 05/06/2024 @ $103 6.375%, 07/15/2028	150,000	149,747

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Ingevity
Callable 05/06/2024 @ $102 3.875%, 11/01/2028(A)	$200,000	$180,634
Rain CII Carbon
Callable 05/06/2024 @ $100 7.250%, 04/01/2025(A)	3,000	2,936
TriMas
Callable 05/06/2024 @ $102 4.125%, 04/15/2029(A)	150,000	135,854

		679,778

Real Estate — 1.2%
Alexandria Real Estate Equities
Callable 10/15/2052 @ $100 5.150%, 04/15/2053	50,000	46,049
American Homes 4 Rent
Callable 11/01/2033 @ $100 5.500%, 02/01/2034	45,000	44,865
Camden Property Trust
Callable 10/15/2033 @ $100 4.900%, 01/15/2034	140,000	136,233

		227,147

Utilities — 6.2%
Alabama Power
Callable 05/15/2033 @ $100 5.850%, 11/15/2033	25,000	26,324
Ameren Illinois
Callable 03/01/2033 @ $100 4.950%, 06/01/2033	45,000	44,538
Atmos Energy
Callable 05/15/2053 @ $100 6.200%, 11/15/2053	85,000	95,759
CenterPoint Energy Houston Electric
Callable 09/01/2028 @ $100 5.200%, 10/01/2028	65,000	66,105
Constellation Energy Generation
Callable 09/15/2053 @ $100 5.750%, 03/15/2054	30,000	30,050
Consumers 2023 Securitization Funding 5.210%, 09/01/2030	20,000	20,250
DTE Electric
Callable 12/01/2033 @ $100 5.200%, 03/01/2034	30,000	30,137

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Duke Energy Florida
Callable 05/15/2052 @ $100 5.950%, 11/15/2052	$45,000	$47,794
Callable 08/15/2033 @ $100 5.875%, 11/15/2033	65,000	68,679
Duke Energy Florida Project Finance 2.538%, 09/01/2029	114,254	105,736
Entergy Texas
Callable 03/01/2053 @ $100 5.800%, 09/01/2053	15,000	15,485
Callable 03/15/2052 @ $100 5.000%, 09/15/2052	20,000	18,268
Kansas Gas Service Securitization I 5.486%, 08/01/2032	31,407	32,103
Monongahela Power
Callable 11/15/2033 @ $100 5.850%, 02/15/2034(A)	20,000	20,539
NextEra Energy Capital Holdings 6.051%, 03/01/2025	75,000	75,285
Oglethorpe Power
Callable 06/01/2053 @ $100 6.200%, 12/01/2053(A)	35,000	36,786
Callable 10/01/2046 @ $100 4.500%, 04/01/2047	25,000	20,798
Callable 02/01/2050 @ $100 3.750%, 08/01/2050	215,000	155,335
San Diego Gas & Electric
Callable 10/15/2053 @ $100 5.550%, 04/15/2054	45,000	45,647
Callable 12/15/2031 @ $100 3.000%, 03/15/2032	100,000	86,870
Southern California Edison
Callable 08/01/2032 @ $100 5.950%, 11/01/2032	10,000	10,486
Virginia Power Fuel Securitization 4.877%, 05/01/2031	65,000	64,711

		1,117,685

TOTAL CORPORATE OBLIGATIONS (Cost $11,743,490)		11,570,538

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — 17.5%

	Face Amount	Value
FHLMC 5.000%, 08/01/2038 - 07/01/2043	$235,485	$234,288
3.000%, 06/01/2052	554,494	478,048
2.500%, 05/01/2052	393,981	326,584
2.000%, 10/01/2051 - 02/01/2052	1,116,148	886,051
FNMA 5.000%, 11/01/2037 - 04/01/2053	366,187	360,415
4.500%, 07/01/2052	116,498	111,037
4.000%, 08/01/2037 - 10/01/2052	280,927	265,066
3.500%, 08/01/2052	338,392	303,368
2.500%, 03/01/2052	238,608	197,718

TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,260,689)		3,162,575

ASSET-BACKED SECURITIES — 9.2%

Automotive — 2.3%
Fifth Third Auto Trust, Ser 2023-1, Cl A3
Callable 04/15/2027 @ $100 5.530%, 08/15/2028	35,000	35,225
Ford Credit Auto Owner Trust 2022-REV1, Ser 2022-1, Cl A
Callable 05/15/2027 @ $100 3.880%, 11/15/2034 (A)	100,000	96,763
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
Callable 01/15/2025 @ $100 3.190%, 07/15/2031 (A)	100,000	98,164
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A3
Callable 01/20/2025 @ $100 4.010%, 09/22/2025	41,859	41,696
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A3
Callable 03/20/2026 @ $100 5.380%, 11/20/2026	15,000	15,014
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A3
Callable 01/18/2026 @ $100 3.730%, 07/20/2026	20,000	19,720
NextGear Floorplan Master Owner Trust, Ser 2024-1A, Cl A2 5.120%, 03/15/2029 (A)	100,000	99,886

		406,468

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other ABS — 6.9%
American Express Credit Account Master Trust, Ser 2021-1, Cl A 0.900%, 11/15/2026	$100,000	$97,079
American Express Credit Account Master Trust, Ser 2023-4, Cl A 5.150%, 09/15/2030	100,000	101,598
Capital One Multi-Asset Execution Trust, Ser 2021-A2, Cl A2 1.390%, 07/15/2030	60,000	52,025
Chase Issuance Trust, Ser 2024-A2, Cl A 4.630%, 01/15/2031	100,000	99,591
Citibank Credit Card Issuance Trust, Ser 2007-A3, Cl A3 6.150%, 06/15/2039	100,000	108,093
John Deere Owner Trust, Ser 2023-A, Cl A3
Callable 10/15/2026 @ $100 5.010%, 11/15/2027	40,000	39,883
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
Callable 05/15/2027 @ $100 5.610%, 07/15/2026 (A)	96,816	96,824
MVW 2024-1, Ser 2024-1A, Cl A
Callable 07/20/2032 @ $100 5.320%, 02/20/2043 (A)	100,000	100,396
MVW Owner Trust 2018-1, Ser 2018-1A, Cl A
Callable 07/20/2024 @ $100 3.450%, 01/21/2036 (A)	235,681	233,687
Sierra Timeshare Receivables Funding, Ser 2023-1A, Cl B
Callable 08/20/2027 @ $100 5.830%, 01/20/2040 (A)	58,678	58,507
T-Mobile US Trust 2024-1, Ser 2024-1A, Cl A
Callable 03/20/2027 @ $100 5.050%, 09/20/2029 (A)	100,000	99,978
T-Mobile US Trust, Ser 2022-1A, Cl A
Callable 11/20/2025 @ $100 4.910%, 05/22/2028 (A)	100,000	99,533
WF Card Issuance Trust, Ser 2024-A1, Cl A 4.940%, 02/15/2029	65,000	64,994

		1,252,188

TOTAL ASSET-BACKED SECURITIES (Cost $1,652,864)		1,658,656

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS — 4.4%

	Face Amount	Value
U.S. Treasury Bonds
4.750%, 11/15/2053	$20,000	$21,350
4.500%, 02/15/2044	10,000	10,055
4.375%, 08/15/2043	105,000	103,753
4.000%, 11/15/2042	55,000	51,808
3.875%, 05/15/2043	40,000	36,917
3.875%, 02/15/2043	5,000	4,622
U.S. Treasury Notes
4.250%, 02/28/2031	75,000	75,129
4.250%, 02/28/2029	70,000	70,093
4.250%, 01/31/2026	240,000	238,106
4.125%, 02/15/2027	105,000	104,114
4.000%, 02/15/2034	60,000	59,006
4.000%, 01/31/2031	25,000	24,672

TOTAL U.S. TREASURY OBLIGATIONS (Cost $794,202)		799,625

MUNICIPAL BONDS — 2.8%

Los Angeles Unified School District, Ser RY, 6.758%, 07/01/2034	100,000	110,339
Maryland State, Health & Higher Educational
Facilities Authority, RB
Callable 01/01/2040 @ $100 3.052%, 07/01/2040	75,000	56,216
Massachusetts State, Commonwealth, Ser A, RB
3.769%, 07/15/2029	65,000	63,205
Oklahoma State, Development Finance
Authority, RB 4.623%, 06/01/2044	60,000	57,515
Regents of the University of California Medical
Center Pooled Revenue, RB 4.563%, 05/15/2053	120,000	109,280
State of Kansas Department of Transportation, 4.596%, 09/01/2035	90,000	87,512
Texas State, GO 5.517%, 04/01/2039	25,000	25,906

TOTAL MUNICIPAL BONDS (Cost $517,379)		509,973

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2024 (Unaudited)

LOAN OBLIGATION — 0.8%

	Face Amount	Value
Financials — 0.8%
Osaic Holdings, Term B-2 Loan 9.827%, CME Term SOFR + 4.500%, 08/17/2028	$144,388	$144,866

TOTAL LOAN OBLIGATION (Cost $143,137)		144,866

TOTAL INVESTMENTS — 98.6% (Cost $18,111,761)		$17,846,233

A list of the open forward contracts held by the Fund at March 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	06/17/24-06/20/24	USD	800	BRL	4,021	$(4,465)
HSBC	06/17/24-06/20/24	USD	1,025,115	COP	4,067,507,233	13,727
HSBC	06/20/24	USD	120,000	COP	467,694,246	(591)
HSBC	06/17/24-06/20/24	BRL	1,847,603	USD	367,894	2,217
HSBC	06/20/24	BRL	45,790	USD	9,000	(61)
HSBC	06/17/24-06/20/24	COP	4,173,301	USD	1,056	(9,617)
HSBC	06/20/24	USD	86,571	EUR	80,000	17
HSBC	06/20/24	USD	101,000	CZK	2,333,355	(1,504)
HSBC	06/20/24	USD	114,000	ILS	414,640	(843)
HSBC	06/20/24	USD	80,000	THB	2,904,608	135
HSBC	06/20/24	USD	77,000	THB	2,745,846	(1,246)
HSBC	06/20/24	USD	160,000	PLN	631,149	(2,122)
HSBC	06/20/24	ILS	184,658	USD	51,000	606
HSBC	06/20/24	USD	110,000	PHP	6,189,217	65
HSBC	06/20/24	USD	133,000	PHP	7,386,503	(1,643)
HSBC	06/20/24	USD	90,000	IDR	1,433,539,800	117
HSBC	06/20/24	USD	167,616	IDR	2,626,027,261	(2,536)
HSBC	06/20/24	USD	3,000	ZAR	57,207	1
HSBC	06/20/24	USD	314,000	ZAR	5,940,980	(2,391)
HSBC	06/20/24	USD	169,794	AUD	260,000	16
HSBC	06/20/24	USD	151,493	AUD	230,000	(1,276)
HSBC	06/20/24	USD	89,425	NZD	150,000	197

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2024 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	06/20/24	USD	234,165	NZD	390,000	$(1,147)
HSBC	06/20/24	USD	380,000	RON	1,740,173	(2,670)
HSBC	06/20/24	USD	80,000	HUF	29,469,768	372
HSBC	06/20/24	USD	317,000	HUF	115,708,072	(1,435)
HSBC	06/20/24	USD	402,000	CNH	2,888,498	(2,790)
HSBC	06/20/24	USD	443,797	KRW	585,154,302	(8,355)
HSBC	06/20/24	USD	461,243	SEK	4,827,141	(8,781)
HSBC	06/20/24	EUR	486,396	USD	531,439	4,989
HSBC	06/20/24	GBP	491,177	USD	625,172	4,973
HSBC	06/20/24	CHF	450,449	USD	511,243	7,319
HSBC	06/20/24	CHF	62,853	USD	70,000	(315)
HSBC	06/20/24	AUD	520,435	USD	342,056	2,152
HSBC	06/20/24	USD	90,000	JPY	13,465,204	48
HSBC	06/20/24	USD	512,489	JPY	76,000,452	(4,237)
HSBC	06/20/24	USD	94,000	SGD	126,560	73
HSBC	06/20/24	USD	533,763	SGD	709,835	(6,141)
HSBC	06/20/24	USD	70,000	TWD	2,232,185	17
HSBC	06/20/24	USD	585,331	TWD	18,362,685	(9,353)
HSBC	06/20/24	USD	80,000	CHF	71,915	452
HSBC	06/20/24	USD	768,544	CHF	671,556	(17,266)
HSBC	06/20/24	USD	184,000	INR	15,429,324	579
HSBC	06/20/24	USD	699,679	INR	58,254,548	(2,787)
HSBC	06/20/24	USD	984,265	NOK	10,414,767	(23,126)
HSBC	06/20/24	RON	987,347	USD	215,000	909
HSBC	06/20/24	USD	1,100,000	CAD	1,491,004	2,005
HSBC	06/20/24	USD	1,009,273	MXN	17,121,216	7,689
HSBC	06/20/24	USD	113,000	MXN	1,898,038	(261)
HSBC	06/20/24	SGD	1,322,721	USD	991,000	7,818
HSBC	06/20/24	PLN	1,704,159	USD	430,344	4,058
HSBC	06/20/24	NZD	1,774,687	USD	1,083,668	23,325
HSBC	06/20/24	CAD	1,684,352	USD	1,248,416	3,508
HSBC	06/20/24	CAD	773,323	USD	570,000	(1,565)
HSBC	06/20/24	SEK	2,874,872	USD	277,282	7,812
HSBC	06/20/24	NOK	5,959,291	USD	560,000	10,040
HSBC	06/20/24	CNH	6,657,561	USD	928,512	8,392
HSBC	06/20/24	CNH	398,311	USD	55,000	(49)
HSBC	06/20/24	ZAR	9,517,940	USD	504,099	4,876
HSBC	06/20/24	ZAR	248,305	USD	13,000	(24)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2024 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	06/20/24	CZK	13,912,694	USD	599,770	$6,521
HSBC	06/20/24	THB	14,633,924	USD	411,264	7,531
HSBC	06/20/24	THB	869,924	USD	24,000	—
HSBC	06/20/24	MXN	19,809,014	USD	1,168,000	(8,611)
HSBC	06/20/24	TWD	20,055,353	USD	637,000	7,928
HSBC	06/20/24	TWD	414,851	USD	13,000	(12)
HSBC	06/20/24	PHP	24,283,702	USD	435,665	3,819
HSBC	06/20/24	PHP	5,640,303	USD	100,000	(304)
HSBC	06/20/24	INR	48,117,401	USD	578,000	2,378
HSBC	06/20/24	INR	9,198,241	USD	110,000	(38)
HSBC	06/20/24	JPY	100,376,286	USD	681,243	9,978
HSBC	06/20/24	HUF	184,817,899	USD	507,131	3,085
HSBC	06/20/24	KRW	220,506,509	USD	167,000	2,910
HSBC	06/20/24	KRW	13,461,069	USD	10,000	(17)
HSBC	06/20/24	IDR	5,888,713,856	USD	375,000	4,818
HSBC	06/21/24	USD	41,000	CLP	40,289,406	37
HSBC	06/21/24	USD	80,000	CLP	75,152,897	(3,453)
HSBC	06/21/24	CLP	103,100,873	USD	108,525	3,512
HSBC	06/21/24	CLP	11,803,788	USD	12,000	(23)
						$39,966

For the period ended March 31, 2024, the average forward currency contracts to deliver and to receive were $(88,350) and $88,183, respectively.

Percentages are based on Net Assets of $18,096,262.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of March 31, 2024 was $4,706,125 and represents 26.0% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND MARCH 31, 2024 (Unaudited)

Cl — Class

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PHP— Philippine Peso

PLN — Polish Zloty

RB — Revenue Bond

RON — Romanian Leu

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

THB — Thai Baht

TWD — Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

As of March 31, 2024, all of the Fund’s investments in securities and other financial instruments were considered Level 2, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements. The accompanying notes are an integral part of the financial statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2024 (Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 82.7%

	Face Amount	Value
Communication Services — 2.5%
Beasley Mezzanine Holdings
Callable 05/06/2024 @ $102 8.625%, 02/01/2026(A)	$1,487,000	$887,136
Spanish Broadcasting System
Callable 04/15/2024 @ $105 9.750%, 03/01/2026(A)	1,110,000	525,681
Urban One
Callable 05/06/2024 @ $104 7.375%, 02/01/2028(A)	1,653,000	1,402,649

		2,815,466

Consumer Discretionary — 15.4%
Allied Universal Holdco
Callable 02/15/2027 @ $104 7.875%, 02/15/2031(A)	1,579,000	1,599,206
Arrow Bidco
Callable 09/15/2024 @ $102 10.750%, 06/15/2025(A)	1,023,000	1,056,248
Brightline Trains Florida
Callable 05/06/2024 @ $104 8.000%, 01/01/2028(A)	1,181,000	1,045,185
Carnival
Callable 11/01/2024 @ $103 6.000%, 05/01/2029(A)	1,063,000	1,048,872

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Jacobs Entertainment
Callable 02/15/2025 @ $103 6.750%, 02/15/2029(A)	$918,000	$891,764
Callable 02/15/2025 @ $103 6.750%, 02/15/2029(A)	711,000	684,899
NCL Finance
Callable 12/15/2027 @ $100 6.125%, 03/15/2028(A)	1,082,000	1,068,493
NES Fircroft Bondco
Callable 09/29/2024 @ $106 11.750%, 09/29/2026(A)	1,000,000	1,053,896
Park River Holdings
Callable 08/01/2024 @ $103 6.750%, 08/01/2029(A)	1,868,000	1,661,439
Phinia
Callable 04/15/2026 @ $103 6.750%, 04/15/2029(A)	697,000	703,721
Scientific Games Holdings
Callable 03/01/2025 @ $103 6.625%, 03/01/2030(A)	1,149,000	1,110,790
Staples
Callable 05/06/2024 @ $100 10.750%, 04/15/2027(A)	1,448,000	1,376,381
SWF Escrow Issuer
Callable 10/01/2024 @ $103 6.500%, 10/01/2029(A)	670,000	495,500
Tenneco
Callable 11/17/2024 @ $104 8.000%, 11/17/2028(A)	1,210,000	1,104,050
TKC Holdings
Callable 05/15/2024 @ $103 6.875%, 05/15/2028(A)	1,670,000	1,585,124
Upbound Group
Callable 05/06/2024 @ $103 6.375%, 02/15/2029(A)	833,000	808,689

		17,294,257

Consumer Staples — 0.6%
Fiesta Purchaser
Callable 03/01/2027 @ $104 7.875%, 03/01/2031(A)	383,000	395,524
HLF Financing S.A.R.L.
Callable 06/01/2024 @ $102 4.875%, 06/01/2029(A)	473,000	328,735

		724,259

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Energy — 16.2%
Borr IHC
Callable 11/15/2025 @ $105 10.000%, 11/15/2028(A)	$1,324,000	$1,375,035
Bristow Group
Callable 05/06/2024 @ $103 6.875%, 03/01/2028(A)	1,544,000	1,511,222
CSI Compressco
10.000%, 04/01/2026(A)	518,000	543,900
7.500%, 04/01/2025(A)	886,000	886,000
Ferrellgas Escrow
Callable 05/06/2024 @ $103 5.875%, 04/01/2029(A)	1,200,000	1,142,772
Greenfire Resources
Callable 10/01/2025 @ $106 12.000%, 10/01/2028(A)	1,278,000	1,360,089
ITT Holdings
Callable 08/01/2024 @ $103 6.500%, 08/01/2029(A)	1,800,000	1,642,679
Kodiak Gas Services
Callable 02/15/2026 @ $104 7.250%, 02/15/2029(A)	383,000	390,119
NGL Energy Operating
Callable 02/15/2027 @ $104 8.375%, 02/15/2032(A)	953,000	976,927
Callable 02/15/2026 @ $104 8.125%, 02/15/2029(A)	140,000	143,385
Odfjell Rig III
Callable 12/01/2025 @ $105 9.250%, 05/31/2028	940,180	982,168
Shelf Drilling Holdings
Callable 10/15/2025 @ $105 9.625%, 04/15/2029(A)	1,572,000	1,518,600
Solaris Midstream Holdings
Callable 05/06/2024 @ $102 7.625%, 04/01/2026(A)	1,023,000	1,034,124
Summit Midstream Holdings
Callable 04/22/2024 @ $101 12.000%, 10/15/2026(A)	520,000	520,837
Callable 05/06/2024 @ $104 9.000%, 10/15/2026(A) (B)	973,000	984,041
TransMontaigne Partners
Callable 04/22/2024 @ $100 6.125%, 02/15/2026	897,000	849,907

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Venture Global LNG
Callable 06/01/2026 @ $104 8.375%, 06/01/2031(A)	$1,546,000	$1,594,342
Welltec International APS
Callable 04/15/2024 @ $104 8.250%, 10/15/2026(A)	691,000	707,819

		18,163,966

Financials — 5.8%
Burford Capital Global Finance
Callable 04/15/2025 @ $103 6.875%, 04/15/2030(A)	1,621,000	1,591,709
GGAM Finance
Callable 04/15/2026 @ $103 6.875%, 04/15/2029(A)	155,000	155,581
Macquarie Airfinance Holdings
Callable 05/01/2025 @ $104 8.375%, 05/01/2028(A)	1,470,000	1,558,150
Midcap Financial Issuer Trust
Callable 05/01/2024 @ $103 6.500%, 05/01/2028(A)	1,686,000	1,555,348
VistaJet Malta Finance
Callable 02/01/2025 @ $103 6.375%, 02/01/2030(A)	2,069,000	1,525,108

		6,385,896

Industrials — 17.4%
AAR Escrow Issuer
Callable 03/15/2026 @ $103 6.750%, 03/15/2029(A)	1,053,000	1,061,102
Airswift Global
Callable 08/28/2026 @ $105 10.000%, 02/28/2029(A)	800,000	802,000
Alta Equipment Group
Callable 05/06/2024 @ $101 5.625%, 04/15/2026(A)	1,214,000	1,186,696
Brand Industrial Services
Callable 08/01/2026 @ $105 10.375%, 08/01/2030(A)	929,000	1,005,794
Cimpress
Callable 04/22/2024 @ $102 7.000%, 06/15/2026	1,373,000	1,374,236
Conduent Business Services
Callable 11/01/2024 @ $103 6.000%, 11/01/2029(A)	1,751,000	1,584,609

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
F-Brasile
Callable 04/15/2024 @ $102 7.375%, 08/15/2026(A)	$1,617,000	$1,608,784
Fortress Transportation and Infrastructure Investors
Callable 05/06/2024 @ $103 5.500%, 05/01/2028(A)	1,014,000	982,484
Innovate
Callable 04/15/2024 @ $102 8.500%, 02/01/2026(A)	1,454,000	1,042,840
Navios South American Logistics
Callable 05/06/2024 @ $103 10.750%, 07/01/2025(A)	1,169,000	1,168,346
New Enterprise Stone & Lime
Callable 05/06/2024 @ $105 9.750%, 07/15/2028(A)	846,000	865,521
Park-Ohio Industries
Callable 05/06/2024 @ $101 6.625%, 04/15/2027	1,852,000	1,732,765
Railworks Holdings
Callable 11/15/2024 @ $104 8.250%, 11/15/2028(A)	1,554,000	1,541,824
Rand Parent
Callable 02/15/2026 @ $104 8.500%, 02/15/2030(A)	1,306,000	1,293,280
Smyrna Ready Mix Concrete
Callable 11/15/2026 @ $104 8.875%, 11/15/2031(A)	1,002,000	1,071,029
Spirit AeroSystems
Callable 11/15/2026 @ $105 9.750%, 11/15/2030(A)	1,155,000	1,291,944

		19,613,254

Information Technology — 6.1%
Central Parent
Callable 06/15/2025 @ $104 8.000%, 06/15/2029(A)	1,000,000	1,036,636
Consensus Cloud Solutions
Callable 10/15/2026 @ $102 6.500%, 10/15/2028(A)	1,760,000	1,564,658
Exela Intermediate
Callable 04/15/2024 @ $100 11.500%, 04/15/2026(A)	130,548	20,398
GoTo Group
Callable 04/15/2024 @ $101 5.500%, 05/01/2028(A)	476,692	412,934

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Callable 04/15/2024 @ $101 5.500%, 05/01/2028(A)	$658,288	$441,890
ION Trading Technologies S.A.R.L.
Callable 05/15/2024 @ $103 5.750%, 05/15/2028(A)	1,646,000	1,510,293
Virtusa
Callable 05/06/2024 @ $104 7.125%, 12/15/2028(A)	1,406,000	1,255,801
Xerox Holdings
Callable 11/30/2026 @ $104 8.875%, 11/30/2029(A)	669,000	681,552

		6,924,162

Materials — 17.6%
Algoma Steel
Callable 04/15/2026 @ $105 9.125%, 04/15/2029(A)	1,231,000	1,243,310
ASP Unifrax Holdings
Callable 09/30/2024 @ $104 7.500%, 09/30/2029(A)	1,191,000	655,538
Calderys Financing
Callable 06/01/2025 @ $106 11.250%, 06/01/2028(A)	1,471,000	1,582,516
Cerdia Finanz GMBH
Callable 05/06/2024 @ $105 10.500%, 02/15/2027(A)	1,183,000	1,231,746
Clydesdale Acquisition Holdings
Callable 04/15/2025 @ $103 6.625%, 04/15/2029(A)	1,000,000	999,196
Consolidated Energy Finance
Callable 10/15/2024 @ $103 5.625%, 10/15/2028(A)	1,881,000	1,578,610
Conuma Resources
Callable 05/01/2026 @ $110 13.125%, 05/01/2028(A)	1,602,000	1,616,017
JW Aluminum Continuous Cast
Callable 04/22/2024 @ $103 10.250%, 06/01/2026(A)	688,000	702,650
LABL
Callable 04/15/2024 @ $102 6.750%, 07/15/2026(A)	1,403,000	1,386,065
Mativ Holdings
Callable 05/06/2024 @ $102 6.875%, 10/01/2026(A)	1,801,000	1,787,965

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Mauser Packaging Solutions Holding
Callable 08/15/2024 @ $104 7.875%, 08/15/2026(A)	$1,200,000	$1,222,501
Mercer International
Callable 10/01/2025 @ $106 12.875%, 10/01/2028(A)	1,428,000	1,560,103
Rain Carbon
Callable 03/01/2026 @ $106 12.250%, 09/01/2029(A)	1,608,000	1,668,006
Rain CII Carbon
Callable 05/06/2024 @ $100 7.250%, 04/01/2025(A)	24,000	23,491
TMS International
Callable 04/15/2024 @ $103 6.250%, 04/15/2029(A)	1,574,000	1,436,654
Trident TPI Holdings
Callable 12/31/2025 @ $106 12.750%, 12/31/2028(A)	1,000,000	1,066,940

		19,761,308

Real Estate — 1.1%
Cushman & Wakefield US Borrower
Callable 05/06/2024 @ $103 6.750%, 05/15/2028(A)	1,242,000	1,226,454

TOTAL CORPORATE OBLIGATIONS (Cost $93,092,690)		92,909,022

LOAN OBLIGATIONS — 12.9%

Communication Services — 0.8%
DIRECTV Financing, LLC, 2024 Term Loan 10.695%, CME Term SOFR + 5.360%, 08/02/2029	272,845	272,411
Research Now Group, Inc., Initial Term Loan, 1st Lien 11.068%, CME Term SOFR + 5.760%, 12/20/2024	1,069,767	632,168

		904,579

Energy — 0.7%
WaterBridge Midstream Operating, LLC, Initial Term Loan, 1st Lien 11.336%, CME Term SOFR + 6.010%, 06/22/2026	813,600	813,852

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2024 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value
Financials — 1.3%
RLG Holdings, Term Loan, 2nd Lien 12.945%, CME Term SOFR + 7.620%, 07/02/2029	$996,000	$905,115
Runner Buyer Inc., Initial Term Loan, 1st Lien 10.958%, CME Term SOFR + 5.610%, 10/08/2028	656,600	494,091

		1,399,206

Industrials — 4.7%
ARC Falcon I, Term Loan, 2nd Lien 12.430%, CME Term SOFR + 7.100%, 09/22/2029	740,000	664,150
FCG Acquisitions, Inc., Initial Term Loan, 2nd Lien 12.166%, CME Term SOFR + 6.860%, 03/30/2029	380,000	361,315
Forming Machining Industries Holdings, LLC, Initial Term Loan, 1st Lien 9.743%, CME Term SOFR + 4.400%, 10/09/2025	240,482	198,398
Forming Machining Industries Holdings, LLC, Initial Term Loan, 2nd Lien 10.851%, CME Term SOFR + 8.250%, 10/09/2026	515,600	309,360
NA Rail Hold Co. LLC, Tranche B-2 Term Loan, 1st Lien 9.571%, CME Term SOFR + 4.260%, 10/19/2026	355,158	354,714
One Stop Mailing, LLC, Term Loan, 1st Lien 11.695%, CME Term SOFR + 6.360%, 05/07/2027	960,034	912,032
Rand Parent/Atlas Air, Term Loan, 1st Lien 9.559%, CME Term SOFR + 4.250%, 02/08/2028	336,600	336,812
Trulite Holding Corp., Term Loan 11.326%, CME Term SOFR + 6.000%, 02/22/2030	1,110,000	1,105,838
Waupaca Foundry, Inc., Term Loan B 11.341%, CME Term SOFR + 6.000%, 01/31/2030	1,000,000	1,012,500

		5,255,119

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2024 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value
Information Technology — 3.3%
Bracket Holdings/Signant Health, Term Loan, 1st Lien 10.402%, CME Term SOFR + 5.100%, 05/08/2028	$873,400	$874,710
ConvergeOne Holdings, Corp., Initial Term Loan, 2nd Lien 16.000%, PRIME + 7.500%, 01/14/2027	140,000	4,200
Emerald EMS, Term Loan, 1st Lien 11.743%, CME Term SOFR + 6.400%, 12/29/2027	617,500	555,750
Magenta Buyer, LLC., Term Loan, 1st Lien 10.574%, CME Term SOFR + 5.260%, 07/27/2028	1,426,104	838,635
Redstone Holdco, Term Loan, 1st Lien 10.195%, CME Term SOFR + 4.860%, 04/27/2028	526,382	433,170
Venga Finance S.A.R.L, Initial Dollar Term Loan 10.355%, CME Term SOFR + 5.010%, 06/28/2029	997,468	994,975

		3,701,440

Materials — 2.1%
Alchemy US Holdco 1, LLC, Initial Term Loan, 1st Lien 12.779%, CME Term SOFR + 7.470%, 10/10/2025 (C)	1,387,721	1,385,986
Opta Inc., Term Loan, 1st Lien 12.389%, CME Term SOFR + 7.010%, 11/09/2028 (C)	294,607	149,575
12.326%, CME Term SOFR + 7.010%, 11/09/2028	882,788	860,717

		2,396,278

TOTAL LOAN OBLIGATIONS (Cost $15,950,418)		14,470,474

COMMON STOCK — 0.4%

	Shares
Consumer Discretionary — 0.1%
24 Hour Fitness Worldwide, Inc. *(D)(E)	90,461	905
PSS Industrial Offering, Class A *(D)(E)	1,353	83,329

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Consumer Discretionary — continued
PSS Industrial Offering, Class B *(D)(E)	351	$21,643

		105,877

Energy — 0.3%
Greenfire Resources *	56,516	337,683

TOTAL COMMON STOCK (Cost $1,245,328)		443,560

RIGHTS — 0.0%

	Number of Rights
Industrials — 0.0%
Altera Infrastructure †(D)(E)	2,800	63,000

TOTAL RIGHTS (Cost $633,990)		63,000

PREFERRED STOCK — 0.0%

	Shares
Consumer Discretionary — 0.0%
24 Hour Fitness Worldwide, Inc. # *(D)(E)	22,590	—

TOTAL PREFERRED STOCK (Cost $30,497)		—

TOTAL INVESTMENTS — 96.0% (Cost $110,952,923)		$107,886,056

Percentages are based on Net Assets of $112,336,755.

*	Non-income producing security.
#	There is currently no interest rate available.
†	Expiration date unavailable.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of March 31, 2024 was $87,969,946 and represents 78.3% of Net Assets.

(B)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on March 31, 2024. The coupon on a step bond changes on a specified date.
(C)	Unsettled Bank Loan. Interest rate may not be available.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Securities considered restricted. The total market value of such securities as of March 31, 2024 was $168,877 and represented 0.2% of the Net Assets.

LLC — Limited Liability Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND MARCH 31, 2024 (Unaudited)

SOFR — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 30-day Average 3 Month

The following is a summary of the level of inputs used as of March 31, 2024 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$92,909,022	$—	$92,909,022
Loan Obligations	—	14,470,474	—	14,470,474
Common Stock	337,683	—	105,877	443,560
Rights	—	—	63,000	63,000
Preferred Stock	—	—	—	—

Total Investments in Securities	$337,683	$107,379,496	$168,877	$107,886,056

(1)

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

A list of the restricted securities, excluding 144a, held by the Fund at March 31, 2024, is as follows:

Description	Number of Shares	Acquisition Date/Right to Acquire Date	Cost	Market Value
Common Stock
24 Hour Fitness Worldwide, Inc.	90,461	12/29/2020	$601,017	$905
PSS Industrial Offering, Class A	1,353	5/23/2022	77,451	83,329
PSS Industrial Offering, Class B	351	12/23/2019	527,705	21,643
Preferred Stock
24 Hour Fitness Worldwide, Inc.	22,590	12/7/2020	30,497	–
Rights
Altera Infrastructure	2,800	12/5/2022	633,990	63,000

			$1,870,660	$168,877

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW SMALL COMPANY FUND MARCH 31, 2024 (Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.0%

	Shares	Value

Communication Services — 1.3%
Nexstar Media Group, Cl A	2,296	$395,578

Consumer Discretionary — 13.0%
Academy Sports & Outdoors	4,885	329,933
Bright Horizons Family Solutions *	3,413	386,898
Brunswick	4,473	431,734
Gentex	10,112	365,246
Kontoor Brands	5,855	352,764
Meritage Homes	1,779	312,143
Ollie’s Bargain Outlet Holdings *	4,294	341,673
Portillo’s, Cl A *	25,524	361,930
RH *	998	347,563
VF	17,861	273,988
Wayfair, Cl A *	5,245	356,031

		3,859,903

Consumer Staples — 2.7%
Lancaster Colony	2,229	462,807
Sprouts Farmers Market *	5,132	330,912

		793,719

Energy — 7.3%
Antero Resources *	12,492	362,268
Atlas Energy Solutions, Cl A	13,755	311,138
ChampionX	11,481	412,053

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW SMALL COMPANY FUND MARCH 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Energy — continued
Matador Resources	4,949	$330,445
Permian Resources, Cl A	21,107	372,750
TechnipFMC PLC	15,014	377,001

		2,165,655

Financials — 11.7%
First Horizon	25,944	399,538
First Interstate BancSystem, Cl A	13,654	371,525
Hancock Whitney	7,861	361,920
Hanover Insurance Group	2,834	385,906
Kemper	7,384	457,217
Lazard, Cl A	9,814	410,912
SouthState	3,760	319,713
Synovus Financial	9,528	381,692
Wintrust Financial	3,845	401,380

		3,489,803

Health Care — 14.0%
ADMA Biologics *	78,519	518,225
Amicus Therapeutics *	27,956	329,322
Amphastar Pharmaceuticals *	9,354	410,734
Catalyst Pharmaceuticals *	25,679	409,323
Enovis *	5,011	312,937
Globus Medical, Cl A *	7,611	408,254
Halozyme Therapeutics *	9,427	383,490
ICU Medical *	3,717	398,909
LeMaitre Vascular	4,555	302,270
LivaNova *	6,395	357,736
Merit Medical Systems *	4,359	330,194

		4,161,394

Industrials — 17.4%
Brink’s	4,440	410,167
CACI International, Cl A *	1,207	457,248
Clarivate *	30,308	225,188
Copa Holdings, Cl A	2,875	299,460
Enerpac Tool Group, Cl A	11,266	401,746
Fluor *	12,608	533,066
Gibraltar Industries *	4,969	400,154
Hayward Holdings *	27,923	427,501
ITT	3,230	439,377
Korn Ferry	3,319	218,257
Mercury Systems *	8,488	250,396
SPX Technologies *	2,404	296,005
Stericycle *	6,319	333,327

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW SMALL COMPANY FUND MARCH 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Industrials — continued
XPO *	4,022	$490,805

		5,182,697

Information Technology — 12.8%
Calix *	8,478	281,130
Itron *	3,850	356,202
Kyndryl Holdings *	19,609	426,692
Lumentum Holdings *	4,918	232,867
MACOM Technology Solutions Holdings *	1,490	142,504
nCino *	9,853	368,305
Q2 Holdings *	9,456	497,007
Rambus *	7,342	453,809
Super Micro Computer *	253	255,538
Tenable Holdings *	6,812	336,717
Verint Systems *	13,527	448,420

		3,799,191

Materials — 7.5%
AptarGroup	2,226	320,299
Aspen Aerogels *	22,484	395,718
ATI Inc. *	7,205	368,680
Axalta Coating Systems *	9,345	321,375
Hecla Mining	79,805	383,862
Tronox Holdings PLC	25,345	439,736

		2,229,670

Real Estate — 6.5%
Agree Realty ‡	6,239	356,372
Armada Hoffler Properties ‡	27,244	283,337
Howard Hughes Holdings *	4,093	297,234
Independence Realty Trust ‡	22,225	358,489
Safehold ‡	17,035	350,921
STAG Industrial ‡	7,694	295,757

		1,942,110

Utilities — 1.8%
Northwest Natural Holding	7,313	272,190
OGE Energy	8,177	280,471

		552,661

TOTAL COMMON STOCK (Cost $23,834,549)		28,572,381

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW SMALL COMPANY FUND MARCH 31, 2024 (Unaudited)

EXCHANGE TRADED FUND — 1.4%

	Shares	Value
SPDR S&P Biotech ETF	4,407	$418,180

TOTAL EXCHANGE TRADED FUND (Cost $342,924)		418,180

TOTAL INVESTMENTS — 97.4% (Cost $24,177,473)		$28,990,561

Percentages are based on Net Assets of $29,763,294.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

ETF — Exchange Traded Fund

PLC — Public Limited Company

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

As of March 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2024 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Enhanced Core Plus Fund	High Yield Fund	Small Company Fund
Assets:
Investments, at Value (Cost $18,111,761, $110,952,923 and $24,177,473, respectively)	$17,846,233	$107,886,056	$28,990,561
Cash	37,655	6,070,709	681,092
Receivable for Capital Shares Sold	290	290,110	–
Interest and Dividend Receivable	198,874	2,345,181	31,787
Unrealized Appreciation on Forward Foreign Currency Contracts	171,021	–	–
Receivable for Investment Securities Sold	16,215	693,774	120,687
Receivable Due from Investment Adviser	17,374	–	–
Receivable Due from Trustee	63	370	143
Prepaid Expenses	18,661	41,767	12,996

Total Assets	18,306,386	117,327,967	29,837,266

Liabilities:
Payable for Investment Securities Purchased	–	4,855,339	–
Payable for Capital Shares Redeemed	–	–	3,193
Unrealized Depreciation on Forward Foreign Currency Contracts	131,055	–	–
Due to Adviser	–	18,965	40
Distribution Fees Payable (Investor Shares)	172	3,920	359
Due to Shareholder Servicing Agent (Institutional Shares)	1,056	92	962
Due to Shareholder Servicing Agent (Investor Shares)	65	2,737	116
Payable Due to Administrator	9,741	9,741	9,741
Chief Compliance Officer Fees Payable	321	1,454	482
Audit Fees Payable	42,731	34,923	37,983
Due to Custodian	1	20	–
Transfer Agent Fees Payable	6,334	16,556	8,483
Printing Fees Payable	3,967	18,472	5,819
Other Accrued Expenses	14,681	28,993	6,794

Total Liabilities	210,124	4,991,212	73,972

Commitments and Contingencies†
Net Assets	$18,096,262	$112,336,755	$29,763,294

Net Assets Consist of:
Paid-in Capital	$20,947,760	$119,960,500	$25,430,295
Total Distributable Earnings/(Loss)	(2,851,498)	(7,623,745)	4,332,999

Net Assets	$18,096,262	$112,336,755	$29,763,294

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2024 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (concluded)

	Enhanced Core Plus Fund	High Yield Fund	Small Company Fund
Institutional Shares
Net Assets	$17,217,751	$91,731,904	$27,956,543
Shares Issued and Outstanding (unlimited authorization — no par value)	1,953,698	10,712,428	2,246,621
Net Asset Value, Offering and Redemption Price Per Share	$8.81	$8.56	$12.44

Investor Shares
Net Assets	$878,511	$20,604,851	$1,806,751
Shares Issued and Outstanding (unlimited authorization — no par value)	99,799	2,410,630	144,981
Net Asset Value, Offering and Redemption Price Per Share	$8.80	$8.55	$12.46

† See Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS FOR THE SIX MONTHS ENDED MARCH 31, 2024 (Unaudited)

STATEMENTS OF OPERATIONS

	Enhanced Core Plus Fund	High Yield Fund	Small Company Fund
Investment Income:
Interest Income	$451,916	$4,720,793	$19,868
Dividend Income	–	159,091	202,865

Total Investment Income	451,916	4,879,884	222,733

Expenses:
Administration Fees (Note 5)	57,500	57,500	57,500
Investment Advisory Fees (Note 6)	32,585	250,942	102,170
Trustees’ Fees	2,775	13,344	4,227
Shareholder Servicing Fees (Institutional Shares)	971	18,654	1,270
Shareholder Servicing Fees (Investor Shares)	39	14,520	1,787
Chief Compliance Officer Fees (Note 4)	976	4,856	1,480
Distribution Fees (Investor Shares)	967	20,891	2,347
Transfer Agent Fees (Note 5)	25,341	40,228	27,745
Registration Fees	17,643	24,842	10,579
Audit Fees	15,061	22,253	13,462
Pricing Fees	13,044	8,055	2,004
Legal Fees	6,008	28,827	9,187
Printing Fees	3,377	17,018	5,243
Custodian Fees (Note 5)	1,947	1,153	1,208
Other Expenses	5,367	19,997	6,799

Total Expenses	183,601	543,080	247,008

Less:
Waiver of Investment Advisory Fees (Note 6)	(32,585)	(176,824)	(102,170)
Reimbursement by Investment Adviser	(101,747)	–	(8,094)
Fees Paid Indirectly (Note 5)	(613)	(1,153)	(506)

Net Expenses	48,656	365,103	136,238

Net Investment Income	403,260	4,514,781	86,495

Net Realized Gain/(Loss) on:
Investments	(178,946)	(1,107,073)	(415,174)
Forward Foreign Currency Contracts	(74,300)	–	–
Foreign Currency Transactions	(156)	–	–

Net Realized Loss	(253,402)	(1,107,073)	(415,174)

Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	935,535	4,080,058	3,917,329
Forward Foreign Currency Contracts	8,460	–	–

Net Change in Unrealized Appreciation	943,995	4,080,058	3,917,329

Net Realized and Unrealized Gain	690,593	2,972,985	3,502,155

Net Increase in Net Assets Resulting from Operations	$1,093,853	$7,487,766	$3,588,650

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Operations:
Net Investment Income	$403,260	$675,243
Net Realized Loss	(253,402)	(1,467,365)
Net Change in Unrealized Appreciation	943,995	1,365,644

Net Increase in Net Assets Resulting from Operations	1,093,853	573,522

Distributions:
Institutional Shares	(364,015)	(664,136)
Investor Shares	(16,444)	(17,485)

Total Distributions:	(380,459)	(681,621)

Capital Share Transactions:(1)
Institutional Shares:
Issued	363,638	1,236,180
Reinvestment of Dividends and Distributions	82,722	161,001
Redeemed	(247,382)	(452,689)

Increase from Institutional Shares Capital Share Transactions	198,978	944,492

Investor Shares:
Issued	194,000	482,553
Reinvestment of Dividends and Distributions	16,118	17,032
Redeemed	(30,829)	(5,317)

Increase from Investor Shares Capital Share Transactions	179,289	494,268

Net Increase in Net Assets from Capital Share Transactions	378,267	1,438,760

Total Increase in Net Assets	1,091,661	1,330,661

Net Assets:
Beginning of Period	17,004,601	15,673,940

End of Period	$18,096,262	$17,004,601

(1)	For share transactions, see Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Operations:
Net Investment Income	$4,514,781	$5,838,906
Net Realized Loss	(1,107,073)	(1,509,105)
Net Change in Unrealized Appreciation	4,080,058	1,743,555

Net Increase in Net Assets Resulting from Operations	7,487,766	6,073,356

Distributions:
Institutional Shares	(3,909,540)	(5,331,384)
Investor Shares	(868,948)	(848,870)

Total Distributions:	(4,778,488)	(6,180,254)

Capital Share Transactions:(1)
Institutional Shares:
Issued	27,311,118	27,238,212
Reinvestment of Dividends and Distributions	2,925,636	3,522,956
Redemption Fees(2)	22,428	12,317
Redeemed	(5,218,875)	(11,266,985)

Increase from Institutional Shares Capital Share Transactions	25,040,307	19,506,500

Investor Shares:
Issued	8,600,948	6,386,968
Reinvestment of Dividends and Distributions	840,859	808,283
Redemption Fees(2)	2,621	570
Redeemed	(1,798,273)	(1,929,211)

Increase from Investor Shares Capital Share Transactions	7,646,155	5,266,610

Net Increase in Net Assets from Capital Share Transactions	32,686,462	24,773,110

Total Increase in Net Assets	35,395,740	24,666,212

Net Assets:
Beginning of Period	76,941,015	52,274,803

End of Period	$112,336,755	$76,941,015

(1)	For share transactions, see Note 7 in the Notes to Financial Statements.
(2)	For redemption fees, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW SMALL COMPANY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Operations:
Net Investment Income	$86,495	$163,209
Net Realized Gain (Loss)	(415,174)	1,085,565
Net Change in Unrealized Appreciation	3,917,329	1,277,926

Net Increase in Net Assets Resulting from Operations	3,588,650	2,526,700

Distributions:
Institutional Shares	(1,192,995)	(657,335)
Investor Shares	(80,873)	(11,166)

Total Distributions:	(1,273,868)	(668,501)

Capital Share Transactions:(1)
Institutional Shares:
Issued	157,391	6,670,984
Reinvestment of Dividends and Distributions	1,192,994	657,335
Redemption Fees(2)	353	256
Redeemed	(104,362)	(7,355)

Increase from Institutional Shares Capital Share Transactions	1,246,376	7,321,220

Investor Shares:
Issued	450,170	2,324,184
Reinvestment of Dividends and Distributions	80,873	11,166
Redemption Fees(2)	146	1,387
Redeemed	(867,623)	(560,951)

Increase (Decrease) from Investor Shares Capital Share Transactions	(336,434)	1,775,786

Net Increase in Net Assets from Capital Share Transactions	909,942	9,097,006

Total Increase in Net Assets	3,224,724	10,955,205

Net Assets:
Beginning of Period	26,538,570	15,583,365

End of Period	$29,763,294	$26,538,570

(1)	For share transactions, see Note 7 in the Notes to Financial Statements.
(2)	For redemption fees, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding
Throughout Each Period/Year

Institutional Shares	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020*
Net Asset Value, Beginning of Year/Period	$8.46	$8.49	$10.33	$10.30	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.20	0.35	0.25	0.24	0.25
Net Realized and Unrealized Gain (Loss)	0.34	(0.03)	(1.78)	0.01	0.28

Total from Operations	0.54	0.32	(1.53)	0.25	0.53

Dividends and Distributions:
Net Investment Income	(0.19)	(0.35)	(0.25)	(0.22)	(0.23)
Net Realized Gain	—	—	(0.06)	—	—^

Total Dividends and Distributions	(0.19)	(0.35)	(0.31)	(0.22)	(0.23)

Net Asset Value, End of Year/Period	$8.81	$8.46	$8.49	$10.33	$10.30

Total Return†	6.36%	3.75%	(15.03)%	2.41%	5.38%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$17,218	$16,337	$15,485	$22,917	$16,219
Ratio of Expenses to Average Net Assets	0.54%**	0.54%	0.54%	0.54%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	2.07%**	2.34%	1.83%	1.88%	2.87%
Ratio of Net Investment Income to Average Net Assets	4.59%**	4.02%	2.61%	2.28%	2.53%
Portfolio Turnover Rate	99%***	161%	71%	72%	116%

*	Commenced operations on October 1, 2019.
**	Annualized.
***	Not Annualized.
^	Amount represents less than $0.005 per share.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding
Throughout Each Period/Year

Investor Shares	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020*
Net Asset Value, Beginning of Year/Period	$8.45	$8.49	$10.33	$10.29	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.19	0.34	0.23	0.21	0.22
Net Realized and Unrealized Gain (Loss)	0.34	(0.05)	(1.79)	0.02	0.28

Total from Operations	0.53	0.29	(1.56)	0.23	0.50

Dividends and Distributions:
Net Investment Income	(0.18)	(0.33)	(0.22)	(0.19)	(0.21)
Net Realized Gain	—	—	(0.06)	—	—^

Total Dividends and Distributions	(0.18)	(0.33)	(0.28)	(0.19)	(0.21)

Net Asset Value, End of Year/Period	$8.80	$8.45	$8.49	$10.33	$10.29

Total Return†	6.24%	3.41%	(15.25)%	2.28%	5.08%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$878	$668	$189	$218	$67
Ratio of Expenses to Average Net Assets	0.79%**	0.79%	0.79%	0.79%	0.79%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	2.32%**	2.66%	2.10%	2.12%	3.19%
Ratio of Net Investment Income to Average Net Assets	4.35%**	3.89%	2.38%	2.05%	2.20%
Portfolio Turnover Rate	99%***	161%	71%	72%	116%

*	Commenced operations on October 1, 2019.
**	Annualized.
***	Not Annualized.
^	Amount represents less than $0.005 per share.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding
Throughout Each Period/Year

Institutional Shares	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Period Ended September 30, 2019*
Net Asset Value, Beginning of Year/Period	$8.32	$8.32	$10.33	$9.32	$10.18	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.42	0.77	0.76	0.74	0.66	0.57
Net Realized and Unrealized Gain (Loss)	0.26	0.04	(1.86)	1.00	(0.64)	0.17

Total from Operations	0.68	0.81	(1.10)	1.74	0.02	0.74

Redemption Fees^^	—^	—^	0.01	—	—	—

Dividends and Distributions:
Net Investment Income	(0.44)	(0.81)	(0.72)	(0.70)	(0.70)	(0.56)
Net Realized Gain	—	—	(0.20)	(0.03)	(0.18)	—

Total Dividends and Distributions	(0.44)	(0.81)	(0.92)	(0.73)	(0.88)	(0.56)

Return of Capital	—	—	—^	—	—	—

Net Asset Value, End of Year/Period	$8.56	$8.32	$8.32	$10.33	$9.32	$10.18

Total Return†	8.38%	10.17%	(11.33)%	19.19%	0.55%	7.53%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$91,732	$64,498	$45,077	$66,855	$46,918	$27,030
Ratio of Expenses to Average Net Assets	0.75%**	0.75%	0.75%	0.75%	0.75%	0.75%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.12%**	1.40%	1.21%	1.20%	1.59%	2.08%**
Ratio of Net Investment Income to Average Net Assets	9.95%**	9.19%	7.91%	7.29%	7.04%	6.77%**
Portfolio Turnover Rate	35%***	62%	74%	71%	90%	58%***

*	Commenced operations on December 3, 2018.
**	Annualized.
***	Not Annualized.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Amount represents less than $0.005 per share.
^^	See Note 2 in the Notes to Financial Statements.
(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding
Throughout Each Period/Year

Investor Shares	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Period Ended September 30, 2019*
Net Asset Value, Beginning of Year/Period	$8.31	$8.31	$10.32	$9.31	$10.19	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.41	0.75	0.74	0.70	0.63	0.59
Net Realized and Unrealized Gain (Loss)	0.26	0.04	(1.86)	1.02	(0.65)	0.14

Total from Operations	0.67	0.79	(1.12)	1.72	(0.02)	0.73

Redemption Fees^^	—^	—^	0.01	—	—	—

Dividends and Distributions:
Net Investment Income	(0.43)	(0.79)	(0.70)	(0.68)	(0.68)	(0.54)
Net Realized Gain	—	—	(0.20)	(0.03)	(0.18)	—

Total Dividends and Distributions	(0.43)	(0.79)	(0.90)	(0.71)	(0.86)	(0.54)

Return of Capital	—	—	— ^	—	—	—

Net Asset Value, End of Year/Period	$8.55	$8.31	$8.31	$10.32	$9.31	$10.19

Total Return†	8.27%	9.92%	(11.56)%	18.94%	0.11%	7.51%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$20,605	$12,443	$7,198	$5,740	$713	$41
Ratio of Expenses to Average Net Assets	1.00%**	1.00%	1.00%	1.00%	0.99%	1.00%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.47%**	1.66%	1.50%	1.43%	1.77%	2.38%**
Ratio of Net Investment Income to Average Net Assets	9.72%**	9.00%	7.89%	6.86%	6.99%	6.94%**
Portfolio Turnover Rate	35%***	62%	74%	71%	90%	58%***

*	Commenced operations on December 3, 2018.
**	Annualized.
***	Not Annualized.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Amount represents less than $0.005 per share.
^^	See Note 2 in the Notes to Financial Statements.
(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding
Throughout Each Period/Year

Institutional Shares	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Period Ended September 30, 2019*
Net Asset Value, Beginning of Year/Period	$11.46	$10.39	$14.04	$9.03	$11.14	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.04	0.08	0.02	0.04	0.05	0.04
Net Realized and Unrealized Gain (Loss)	1.50	1.32	(0.81)	5.02	(1.28)	1.10

Total from Operations	1.54	1.40	(0.79)	5.06	(1.23)	1.14

Redemption Fees^^	—^	—^	—^	—	—	—

Dividends and Distributions:
Net Investment Income	(0.09)	(0.02)	(0.03)	(0.05)	(0.07)	—^
Net Realized Gain	(0.47)	(0.31)	(2.83)	—	(0.81)	—

Total Dividends and Distributions	(0.56)	(0.33)	(2.86)	(0.05)	(0.88)	—

Net Asset Value, End of Year/Period	$12.44	$11.46	$10.39	$14.04	$9.03	$11.14

Total Return†	13.65%	13.56%	(7.41)%	56.17%	(12.51)%	11.45%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$27,956	$24,529	$15,346	$12,320	$8,094	$9,978
Ratio of Expenses to Average Net Assets	0.98%**	0.98%	0.98%	0.98%	0.98%	0.98%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.78%**	2.06%	2.82%	2.92%	3.85%	4.07%**
Ratio of Net Investment Income to Average Net Assets	0.66%**	0.66%	0.18%	0.30%	0.52%	0.62%**
Portfolio Turnover Rate	54%***	102%	109%	108%	136%	131%***

*	Commenced operations on December 19, 2018.
**	Annualized.
***	Not Annualized.
^	Amount represents less than $0.005 per share.
^^	See Note 2 in the Notes to Financial Statements.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding
Throughout Each Period/Year

Investor Shares	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Period Ended September 30, 2019*
Net Asset Value, Beginning of Year/Period	$11.47	$10.41	$14.07	$9.05	$11.14	$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)(1)	0.02	0.06	(0.02)	0.01	0.14	0.13
Net Realized and Unrealized Gain (Loss)	1.50	1.31	(0.80)	5.06	(1.35)	1.01

Total from Operations	1.52	1.37	(0.82)	5.07	(1.21)	1.14

Redemption Fees^^	—	0.01	—^	—	—	—

Dividends and Distributions:
Net Investment Income	(0.06)	(0.01)	(0.01)	(0.05)	(0.07)	—^
Net Realized Gain	(0.47)	(0.31)	(2.83)	—	(0.81)	—

Total Dividends and Distributions	(0.53)	(0.32)	(2.84)	(0.05)	(0.88)	—

Net Asset Value, End of Year/Period	$12.46	$11.47	$10.41	$14.07	$9.05	$11.14

Total Return†	13.51%	13.37%	(7.64)%	56.16%	(12.32)%	11.45%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$1,807	$2,010	$237	$23	$—	$—
Ratio of Expenses to Average Net Assets	1.23%**	1.23%	1.23%	1.23%	0.00%‡	0.00%**‡
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	2.17%**	2.34%	3.21%	3.06%	3.57%	3.52%**
Ratio of Net Investment Income (Loss) to Average Net Assets	0.38%**	0.52%	(0.21)%	0.08%	1.50%	1.48%**
Portfolio Turnover Rate	54%***	102%	109%	108%	136%	131%***

*	Commenced operations on December 19, 2018.
**	Annualized.
***	Not Annualized.
^	Amount represents less than $0.005 per share.
^^	See Note 2 in the Notes to Financial Statements.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡

The ratio rounds to 0.00% due to the relative net asset value of Investor Shares. Prospectively, it is expected the ratio of net expenses to average net asset would approximate 1.23% (4.32% excluding waivers) and 1.23% (4.10% excluding waivers, reimbursements and fees paid indirectly), for the period ended September 30, 2019 and year ended September 30, 2020, respectively.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 Funds. The financial statements herein are those of the Mesirow Funds (the “Funds”). The investment objective of the Mesirow Enhanced Core Plus Fund (the “Enhanced Core Plus Fund”) is to seek to maximize total return through capital appreciation and current income consistent with preservation of capital. The investment objective of the Mesirow High Yield Fund (the “High Yield Fund”) is to seek to provide a high level of current income consistent with the preservation of principal. The investment objective of the Mesirow Small Company Fund (formerly, Small Company Sustainability Fund; the “Small Company Fund”) is to seek to provide long-term capital appreciation with less volatility than the U.S. small company market. Each of the funds is classified as a diversified investment company. Mesirow Financial Investment Management, Inc. serves as the Enhanced Core Plus Fund and High Yield Fund investment adviser (the “Adviser”). Mesirow Institutional Investment Management, Inc. serves as the Small Company Fund Adviser. The Funds currently offer Institutional and Investor Shares. The Enhanced Core Plus Fund, High Yield Fund and the Small Company Fund commenced operations on October 1, 2019, December 3, 2018 and December 19, 2018, respectively. The financial statements of the remaining Funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2024 (Unaudited)

sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of March 31, 2024, the total market value of securities in the High Yield Fund valued in accordance with Fair Value Procedures was $167,855 or 0.1% of the Fund’s net assets. Enhanced Core Plus Fund and the Small Company Fund had no fair value securities.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2024 (Unaudited)

identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof. As of and during the period ended March 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2024, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2024 (Unaudited)

the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the year are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Schedules of Investments for details regarding open forward foreign currency contracts in the Enhanced Core Plus Fund held as of March 31, 2024.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2024 (Unaudited)

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Enhanced Core Plus Fund distributes its net investment income quarterly and makes distributions of its net realized capital gains, if any, at least annually. The High Yield Fund distributes its net investment income monthly and makes distributions of its net realized capital gains, if any, at least annually. The Small Company Fund distributes its net investment income, and makes distributions of its net realized capital gains, if any, at least annually. If shareholders own Fund shares on a Fund’s record date, shareholders will be entitled to receive the distribution. All distributions are recorded on ex-dividend date.

Redemption Fees — The Funds impose a 1.00% redemption fee on the value of the Institutional Shares and Investor shares redeemed fewer than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The High Yield Fund, Institutional Shares and Investor Shares imposed redemption fees of $22,428 and $2,621, respectively. The Small Company Fund, Institutional Shares and Investor Shares imposed redemption fees of $353 and $146, respectively, for the period ended March 31, 2024. The Enhanced Core Plus did not impose redemption fees for the period ended March 31, 2024.

Loan Obligations — To the extent consistent with its investment objective and strategies, certain Funds may invest in U.S. dollar denominated fixed and floating-rate loans (“Loans”) arranged through private negotiations between one or more financial institutions (“Lenders”). A Fund’s investments in such Loans may be in the form of participations in Loans (“Obligations”) or assignments of all or a portion of Loans from third parties. Obligations typically result in a Fund having a contractual relationship with the Lenders. A Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Obligation only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Obligations, a Fund generally has neither right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Obligation. As a result, a Fund assumes the credit risk of both the borrower and the Lender that is selling the Obligation. Unfunded commitments represent the remaining obligation of a Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. As of March 31, 2024, the High Yield Fund and Enhanced Core Plus Fund did not hold unfunded commitments.

Restricted Securities — As of March 31, 2024, the High Yield Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings or acquired through restructuring and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2024 (Unaudited)

connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board.

3. Derivative Transactions

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments located on the Statements of Assets and Liabilities as of March 31, 2024 was as follows:

Mesirow Enhanced Core Plus Fund

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$171,021	Unrealized loss on forward foreign currency contracts	$131,055

Total Derivatives not accounted for as hedging instruments		$171,021		$131,055

The effect of derivative instruments on the Statements of Operations for the period ended March 31, 2024:

Amount of realized gain or (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps

Mesirow Enhanced Core Plus Fund

Foreign exchange contracts	$—	$—	$—	$(74,300)	$—

Total	$—	$—	$—	$(74,300)	$—

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:
Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps

Mesirow Enhanced Core Plus Fund

Foreign exchange contracts	$—	$—	$—	$8,460	$—

Total	$—	$—	$—	$8,460	$–

The Funds are subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

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Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts, forward contracts, and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement

The following is a summary by derivative type of the value of over the counter (“OTC”) financial derivative instruments and collateral (received)/pledged by counterparty of the Funds as of March 31, 2024:

	Mesirow Enhanced Core Plus Fund

	Financial Derivative Assets			Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†
HSBC	$171,021	$–	$171,021	$(131,055)	$–	$(131,055)	$39,966	$–	$39,966
Total over the counter	$171,021	$–	$171,021	$(131,055)	$–	$(131,055)

† Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

4. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2024 (Unaudited)

required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

5. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended March 31, 2024, the Enhanced Core Plus Fund, the High Yield Fund and the Small Company Fund each paid $57,500 for these services, respectively.

The Funds have adopted the Distribution Plan (the “Plan”) for the Investor Shares. Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Investor Shares as compensation for distribution and shareholder services. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries. The Trust intends to operate the Plan in accordance with its terms and with Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

SS&C Global Investor & Distribution Solutions, Inc., serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits which can be used to offset transfer agency expenses. For the period ended March 31, 2024, the Enhanced Core Plus Fund, the High Yield Fund and the Small Company Fund earned credits of $613, $1,153 and $506, respectively, which were used to offset transfer agent expenses. These amounts are labeled as “Fees Paid Indirectly” on the Statements of Operations.

6. Investment Advisory Agreements:

Under the terms of the investment advisory agreements, the Advisers provide investment advisory services to the Enhanced Core Plus Fund, the High Yield Fund and the Small Company Fund at a fee calculated at an annual rate of 0.37%, 0.55% and 0.75%, respectively of the Funds’ average daily net assets.

For each Fund, the Advisers have contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Funds’ total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses and non-routine expenses (collectively, “excluded expenses”)) for Institutional Shares and Investor Shares from exceeding certain levels as set forth below until January 31, 2025. This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2025. In addition, the

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Advisor may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. During the period ended March 31, 2024, the Funds did not incur any recoupments. Reimbursement of previously waived fees and reimbursed expenses would be recognized as Recovery of Investment Advisory fees previously waived in the Statement of Operations.

Accordingly, the contractual expense limitations for each Fund are as follows:

	Institutional Shares	Investor Shares
Enhanced Core Plus Fund	0.54%	0.79%
High Yield Fund	0.75%	1.00%
Small Company Fund	0.98%	1.23%

At March 31, 2024, the amount the Advisers may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

	2025	2026	2027	Total
Enhanced Core Plus Fund	$261,290	$275,203	$303,011	$839,504
High Yield Fund	276,094	332,964	425,475	1,034,533
Small Company Fund	225,872	237,677	261,497	725,046

7. Shares Transactions:

Enhanced Core Plus Fund	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Institutional Shares
Issued	41,546	141,920
Reinvestment of Dividends and Distributions	9,334	18,633
Redeemed	(28,391)	(52,274)

Net Institutional Shares Capital Share Transactions	22,489	108,279

Investor Shares
Issued	22,477	55,398
Reinvestment of Dividends and Distributions	1,822	1,980
Redeemed	(3,494)	(616)

Net Investor Shares Capital Share Transactions	20,805	56,762

Net Increase in Shares Outstanding	43,294	165,041

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High Yield Fund	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Institutional Shares
Issued	3,232,719	3,271,512
Reinvestment of Dividends and Distributions	347,863	424,809
Redeemed	(623,666)	(1,358,238)

Net Institutional Shares Capital Share Transactions	2,956,916	2,338,083

Investor Shares
Issued	1,026,199	766,722
Reinvestment of Dividends and Distributions	100,159	97,605
Redeemed	(213,821)	(231,906)

Net Investor Shares Capital Share Transactions	912,537	632,421

Net Increase in Shares Outstanding	3,869,453	2,970,504

Small Company Fund	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Institutional Shares
Issued	14,160	603,965
Reinvestment of Dividends and Distributions	100,663	59,953
Redeemed	(8,626)	(659)

Net Institutional Shares Capital Share Transactions	106,197	663,259

Investor Shares
Issued	38,529	199,566
Reinvestment of Dividends and Distributions	6,824	1,017
Redeemed	(75,546)	(48,219)

Net Investor Shares Capital Share Transactions	(30,193)	152,364

Net Increase in Shares Outstanding	76,004	815,623

8. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities and U.S. government, for the period ended March 31, 2024, were as follows:

	Purchases	Sales
Enhanced Core Plus Fund	$8,344,593	$6,349,669
High Yield Fund	37,375,983	21,498,063
Small Company Fund	14,196,799	14,203,870

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2024 (Unaudited)

Additionally, the Enhanced Core Plus Fund had $8,390,312 and $10,188,828 in long-term U.S. government purchases and sales, respectively.

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. To the extent these differences are permanent, they are charged or credited to distributable earnings or paid-in-capital, as appropriate, in the period that the differences arise. The permanent differences in the current year are primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset backed securities for tax purposes, distribution in excess, foreign currency translations, premium amortization on callable bonds, perpetual bond adjustments and section 988 transactions and reclassification of long term capital gain distribution on real estate investment trusts.

The material permanent differences are paydown gain/loss and distribution in excess. The applicable amount has been reclassified to/(from) the following accounts during the year ended September 30, 2023:

	Distributable Earnings (Loss)	Paid in Capital
Enhanced Core Plus Fund	$2,823	$(2,823)

The tax character of dividends and distributions paid during the years ended September 30, 2023 and September 30, 2022 was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Enhanced Core Plus Fund
2023	$681,621	$—	$—	$681,621
2022	541,594	121,616	—	663,210
High Yield Fund
2023	6,180,254	—	—	6,180,254
2022	5,978,889	302,079	21,656	6,302,624
Small Company Fund
2023	78,926	589,575	—	668,501
2022	1,548,847	979,195	—	2,528,042

As of September 30, 2023, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2024 (Unaudited)

	Enhanced Core Plus Fund	High Yield Fund	Small Company Fund
Undistributed Ordinary Income	$–	$101,683	$612,057
Undistributed Long-Term Capital Gains	–	–	597,463
Post October Losses	(1,296,522)	(1,755,504)	–
Capital Loss Carryforwards	(1,054,326)	(1,248,623)	–
Unrealized Appreciation (Depreciation)	(1,214,041)	(7,430,579)	808,701
Other Temporary Differences	(3)	–	(4)

Total Net Distributable Earnings (Accumulated Losses)	$(3,564,892)	$(10,333,023)	$2,018,217

Post-October losses represent losses realized on investment transactions from November 1, 2022 through September 30, 2023 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

During the year ended September 30, 2023, the funds had no utilization of capital loss carryforwards to offset capital gains.

The Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Enhanced Core Plus Fund	$254,999	$799,327	$1,054,326
High Yield Fund	1,120,399	128,224	1,248,623

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to interest from perpetual bonds, premium amortization of callable bonds, and wash sales. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments (including foreign currency and derivatives, if applicable) held by the Funds at March 31, 2024, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Enhanced Core Plus Fund	$18,111,761	$152,672	$(418,200)	$(265,528)
High Yield Fund	110,952,923	3,314,430	(6,381,297)	(3,066,867)
Small Company Fund	24,177,473	5,421,667	(608,579)	4,813,088

10. Concentration of Risks:

As with all management investment companies, a shareholder in each Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value (“NAV”) and ability to meet its investment objective.

Asset-Backed Securities Risk (Enhanced Core Plus Fund and High Yield Fund) — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2024 (Unaudited)

generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk (Enhanced Core Plus Fund and High Yield Fund) — Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Below Investment Grade Securities (Junk Bonds) Risk (Enhanced Core Plus Fund and High Yield Fund) — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Convertible Securities and Preferred Stocks Risk (Enhanced Core Plus Fund and High Yield Fund) — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk (Enhanced Core Plus Fund and High Yield Fund) — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk (Enhanced Core Plus Fund and High Yield Fund) — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk (Enhanced Core Plus Fund and High Yield Fund) — The Fund’s use of futures, forwards, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described in this

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2024 (Unaudited)

section. Many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of over-the-counter forward contracts, options and swaps is also subject to credit risk and valuation risk. Valuation risk is described below. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear. Additionally, some derivatives, such as non-deliverable forwards, require funds to be posted by the Fund when positions are opened. This creates a risk that the funds may not be returned to the Fund even if the position is closed.

Duration Risk (Enhanced Core Plus Fund and High Yield Fund) — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market Risk (Small Company Fund) — The risk that stock prices will fall over short or extended periods of time. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Exchange-Traded Funds (ETFs) Risk (Enhanced Core Plus Fund, High Yield Fund and Small Company Fund) — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities in which the ETF invests, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk (Enhanced Core Plus Fund and High Yield Fund) — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk (Enhanced Core Plus Fund and High Yield Fund) — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2024 (Unaudited)

events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Currency Risk (Enhanced Core Plus Fund and High Yield Fund) — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

Foreign Investment/Emerging Markets Risk (Enhanced Core Plus Fund and High Yield Fund) — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Hybrid Preferred Securities Risk (Enhanced Core Plus Fund) — Hybrid preferred securities may be issued by corporations, generally in the form of interest-bearing instruments with preferred securities characteristics, or by an affiliated trust or partnership of the corporation, generally in the form of preferred interests in subordinated business trusts or similarly structured securities. Although hybrid preferred security holders generally have claims to assets in a corporate liquidation that are senior to those of traditional preferred securities, the claims of such holders are generally still subordinate to those of senior debt holders.

Interest Rate Risk (Enhanced Core Plus Fund and High Yield Fund) — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Investment Strategy Risk (Enhanced Core Plus Fund, High Yield Fund and Small Company Fund) — The risk that the Fund’s investment strategy may underperform other segments of the equity markets or the equity markets as a whole.

Investment Style Risk (Enhanced Core Plus Fund and High Yield Fund) — The risk that high yield fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Large Capitalization Risk (High Yield Fund) — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2024 (Unaudited)

changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk (Enhanced Core Plus Fund and High Yield Fund) — The Fund’s use of borrowing, derivatives and when-issued, delayed delivery or forward commitment transactions may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and, in certain cases, the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. In the case of borrowings, the Fund may experience losses if its borrowing costs exceed the investment returns on the securities purchased with the borrowed money. The Fund’s use of leverage may result in a heightened risk of investment loss.

LIBOR Replacement Risk (Enhanced Core Plus Fund and High Yield Fund) — The U.K. Financial Conduct Authority stopped compelling or inducing banks to submit certain London Inter-Bank Offered Rate (“LIBOR”) rates and expects to do so for the remaining LIBOR rates immediately after June 30, 2023. More recent developments include the U.S. Congress enactment of the LIBOR Act, and the Federal Reserve Board issuance of a final rule to implement the LIBOR Act, which became effective on February 27, 2023. As a result of the final rule, U.S. contracts that do not mature before June 30, 2023, and that lack adequate “fallback” provisions that would replace LIBOR with a practicable replacement benchmark rate, must migrate to Term Secured Overnight Financing Rate (SOFR)-based rates with applicable credit spread adjustments (CSAs). The last USD Panel LIBOR rates were published on June 30, 2023. Any USD LIBOR rate published after July 1, 2023 is a synthetic LIBOR published by the ICE Benchmark Administration, and that synthetic rate is in effect a CME Term SOFR plus CSAs set by the International Swaps and Derivatives Association (ISDA) and Alternative Reference Rates Committee (ARRC). The ICE Benchmark Administration will continue to publish synthetic USD LIBOR rates until September 30, 2024. Accordingly, it remains difficult to predict the full impact of the transition away from LIBOR on the Fund until the loan market transition to SOFR is complete and the published synthetic US LIBOR rates end on September 30, 2024.

Liquidity Risk (Enhanced Core Plus Fund, High Yield Fund and Small Company Fund) — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk (Enhanced Core Plus Fund, High Yield Fund and Small Company Fund) — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2024 (Unaudited)

instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Master Limited Partnerships (MLPs) Risk (High Yield Fund) — MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

Money Market Instruments Risk (Enhanced Core Plus Fund, High Yield Fund and Small Company Fund) — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically,$1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Mortgage-Backed Securities Risk (Enhanced Core Plus Fund and High Yield Fund) — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2024 (Unaudited)

environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Municipal Securities Risk (Enhanced Core Plus Fund and High Yield Fund) — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt.

Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Portfolio Turnover Risk (Small Company Fund) — The Fund is subject to portfolio turnover risk because it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Prepayment Risk (Enhanced Core Plus Fund and High Yield Fund) — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Privately Issued Securities Risk (High Yield Fund) — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Sector Emphasis Risk (Small Company Fund) — The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.

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Small- and Mid-Capitalization Companies Risk (High Yield Fund and Small Company Fund) — The Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small- and mid-capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. Small- and mid-capitalization stocks may be traded over-the-counter or listed on an exchange.

Style Risk (Small Company Fund) — Relative value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

Trust Preferred Securities Risk (Enhanced Core Plus Fund) — Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. The Adviser considers trust preferred securities to be debt securities. Trust preferred securities are subject to increased credit risk and market value volatility, as well as the risk that the Fund may have to liquidate other investments in order to satisfy the distribution requirements applicable to regulated investment companies (“RICs”) within the meaning of Subchapter M of the Internal Revenue Code of 1986, as amended if the trust preferred security or the subordinated debt is treated as an original issue discount obligation, and thereby causes the Fund to accrue interest income without receiving corresponding cash payments. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

U.S. Government Securities Risk (Enhanced Core Plus Fund and High Yield Fund) — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Valuation Risk (Enhanced Core Plus Fund, High Yield Fund and Small Company Fund) — The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold.

Value Style Risk (Small Company Fund) — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

Warrants and Rights Risk (High Yield Fund) — Warrants and rights may be more speculative than other types of investments. The price of a warrant or right may be more volatile than the price of its underlying security, and a warrant or right may offer greater potential for capital appreciation as well as capital loss. A warrant or right ceases to have value if it is not exercised prior to its expiration date.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2024 (Unaudited)

When-Issued and Delayed Delivery Securities and Forward Commitments Risk (Enhanced Core Plus Fund and High Yield Fund) — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery.

11. Concentration of Shareholders:

At March 31, 2024, the percentage of total shares outstanding held by shareholders of the Funds owning 10% or greater of the aggregate total shares outstanding was as follows:

	No. of Shareholders	% Ownership

Enhanced Core Plus Fund

Institutional Shares	1	72%

Investor Shares	4	80%

High Yield Fund

Institutional Shares	4	78%

Investor Shares	2	93%

Small Company Fund

Institutional Shares	1	85%

Investor Shares	2	99%

12. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

13. Regulatory Matters:

The U.K. Financial Conduct Authority stopped compelling or inducing banks to submit certain London Inter-Bank Offered Rate (LIBOR) rates. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and ceased for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Investments impacted by the discontinuation of LIBOR may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (SOFR), which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. In response to the discontinuation of LIBOR, investors have added fallback provisions to existing contracts for investments whose value is tied to LIBOR, with most fallback provisions requiring the adoption of SOFR as a replacement rate. On March 15, 2022, President Biden signed the Adjustable Interest

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2024 (Unaudited)

Rate Act into law (the “LIBOR Act”), which, in conjunction with regulations adopted by the Federal Reserve Board, establishes SOFR as the default fallback rate for any U.S. contract without a fallback provision. In addition, on March 4, 2023, the U.K. Financial Conduct Authority announced that, starting July 1, 2023 and continuing through September 30, 2024, it will permit the publishing of 1-, 3- and 6-month synthetic U.S. dollar LIBOR settings based on SOFR to serve as a fallback for non-U.S. contracts.

14. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2024 (Unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

Review of Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 26, 2024, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2023 through December 31, 2023. Among other things, the Program Administrator’s report noted that:

•

the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report.

•	during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders.

•	no material changes have been made to the Program during the period covered by the report.

•	the Board approved a change to the membership of the committee serving as Program Administrator.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2024 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual Funds have operating expenses. As a shareholder of a mutual Fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual Funds’ gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual Funds’ average net assets; this percentage is known as the mutual Funds’ expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual Funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2023 to March 31, 2024.

The table on the next page illustrates your Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Funds’ gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Funds’ costs with those of other mutual Funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual Funds to make this 5% calculation. You can assess your Funds’ comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual Funds.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FUNDS MARCH 31, 2024 (Unaudited)

DISCLOSURE OF FUND EXPENSES - concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/01/23	Ending Account Value 3/31/24	Annualized Expense Ratios	Expenses Paid During Period**

Enhanced Core Plus Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,063.60	0.54%	$2.79
Investor Shares	1,000.00	1,062.40	0.79	4.07
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,022.30	0.54%	$2.73
Investor Shares	1,000.00	1,021.05	0.79	3.99

High Yield Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,083.80	0.75%	$3.91
Investor Shares	1,000.00	1,082.70	1.00	5.21
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,021.25	0.75%	$3.79
Investor Shares	1,000.00	1,020.00	1.00	5.05

Small Company Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,136.50	0.98%	$5.23
Investor Shares	1,000.00	1,135.10	1.23	6.57
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,020.10	0.98%	$4.95
Investor Shares	1,000.00	1,018.85	1.23	6.21

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

Mesirow Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-833-637-4769

Investment Advisers:

Mesirow Financial Investment Management, Inc.

Mesirow Institutional Investment Management, Inc.

353 N. Clark Street

Chicago, Illinois 60654

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

MES-SA-001-0600

(b)  Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)  Not applicable.

(b)  Not applicable.

Item 19.  Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 7, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: June 7, 2024